Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Opening net book amount	¥ 208,429,000	¥ 175,417,000
Additions	251,000	282,000
Disposal	(1,350,000)
Business combination (Note 29)	17,116,000	229,980,000
Disposal of subsidiaries (Note 30)	(11,504,000)	(161,529,000)
Amortisation	(5,970,000)	(8,130,000)	¥ (3,336,000)
Impairment loss (Note)	(169,734,000)	(26,933,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(658,000)
Closing net book amount	37,238,000	208,429,000	175,417,000
Goodwill from acquisition of subsidiaries	14,697,000	148,564,000
Goodwill
Intangible assets
Opening net book amount	141,312,000	115,180,000
Business combination (Note 29)	14,697,000	148,564,000
Disposal of subsidiaries (Note 30)	(735,000)	(102,971,000)
Impairment loss (Note)	(122,099,000)	(18,809,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(652,000)
Closing net book amount	33,175,000	141,312,000	115,180,000
Computer software
Intangible assets
Opening net book amount	7,692,000	9,521,000
Additions	251,000	282,000
Disposal	(1,350,000)
Business combination (Note 29)	19,000	220,000
Disposal of subsidiaries (Note 30)	(146,000)	(233,000)
Amortisation	(1,797,000)	(2,098,000)
Impairment loss (Note)	(3,956,000)	0
Closing net book amount	713,000	7,692,000	9,521,000
Medical licenses
Intangible assets
Impairment loss (Note)	(4,407,000)	0
Tradenames
Intangible assets
Opening net book amount	59,425,000	50,716,000
Business combination (Note 29)	2,400,000	81,197,000
Disposal of subsidiaries (Note 30)	(10,623,000)	(58,325,000)
Amortisation	(4,173,000)	(6,032,000)
Impairment loss (Note)	(43,679,000)	(8,124,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(7,000)
Closing net book amount	3,350,000	59,425,000	¥ 50,716,000
Property, plant and equipment [member]
Intangible assets
Impairment loss (Note)	(139,818,000)	(6,036,000)
Cost
Intangible assets
Opening net book amount	262,334,000
Closing net book amount	80,621,000	262,334,000
Cost | Goodwill
Intangible assets
Opening net book amount	161,527,000
Closing net book amount	54,389,000	161,527,000
Cost | Computer software
Intangible assets
Opening net book amount	13,393,000
Closing net book amount	12,010,000	13,393,000
Cost | Medical licenses
Intangible assets
Opening net book amount	11,178,000
Closing net book amount	9,585,000	11,178,000
Cost | Tradenames
Intangible assets
Opening net book amount	76,236,000
Closing net book amount	4,637,000	76,236,000
Impairment
Intangible assets
Opening net book amount	(28,339,000)
Closing net book amount	(25,887,000)	(28,339,000)
Impairment | Goodwill
Intangible assets
Opening net book amount	(20,215,000)
Closing net book amount	(21,214,000)	(20,215,000)
Impairment | Computer software
Intangible assets
Closing net book amount	(3,954,000)
Impairment | Tradenames
Intangible assets
Opening net book amount	(8,124,000)
Closing net book amount	(719,000)	(8,124,000)
Accumulated depreciation
Intangible assets
Opening net book amount	(25,566,000)
Closing net book amount	(17,496,000)	(25,566,000)
Accumulated depreciation | Computer software
Intangible assets
Opening net book amount	(5,701,000)
Closing net book amount	(7,343,000)	(5,701,000)
Accumulated depreciation | Medical licenses
Intangible assets
Opening net book amount	(11,178,000)
Closing net book amount	(9,585,000)	(11,178,000)
Accumulated depreciation | Tradenames
Intangible assets
Opening net book amount	(8,687,000)
Closing net book amount	¥ (568,000)	¥ (8,687,000)